INVENTORY (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
INVENTORY
Process Material Stockpiles	$ 2,520	$ 4,050
Concentrate Inventory	1,861	2,448
Materials And Supplies	3,230	2,328
Inventories	$ 7,611	$ 8,826